Net financial results	12 Months Ended
Dec. 31, 2020
Net financial results
Net financial results

10      Net financial results

	2020	2019	2018
Financial income
Interest income on financial investments and cash equivalents	7,295	20,909	26,062
Interest on tax credits	854	5,498	26,033
Other financial income	3,019	4,647	15,414
	11,168	31,054	67,509
Financial expense
Interest on loans and financings	(97,422)	(67,369)	(77,647)
Premium paid on bonds repurchase (i)	(14,481)	—	—
Interest on contractual obligations	(6,182)	(6,526)	(7,294)
Interest on other liabilities	(8,051)	(10,864)	(4,763)
Interest on lease liabilities - note 25 (b)	(1,757)	(3,416)	—
Other financial expenses	(31,866)	(29,224)	(29,420)
	(159,759)	(117,399)	(119,124)

Other financial items, net (ii)			—
Foreign exchange loss (iii)	(120,809)	(12,893)	(148,501)
Derivative financial instruments - note 17 (b)	(717)	1,024	(2,538)
Fair value of loans and financings - note 26 (c)	(8,058)	(6,640)	—
	(129,584)	(18,509)	(151,039)
Net financial results	(278,175)	(104,854)	(202,654)
(i)	Amount related to the premium paid on the bonds repurchased in the tender offer made on February 24, 2020. Refer to note 26 (b) for additional information.
(ii)

Since September 30, 2020, the Company is presenting the income and expenses from derivative financial instruments and from the changes in the fair value of loans and financings on a net basis, which is how management analyzes these items. Consequently, the Company has adjusted the Financial income and the Financial expenses subtotals for the comparative periods in the income statement.

(iii)

The amount in 2020 includes USD 65,689 of foreign exchange losses related to the outstanding USD denominated intercompany debt of NEXA BR with NEXA. Intercompany loans balances are fully eliminated in the consolidated financial statements. However, the related foreign exchange gain or loss is not, and is presented as foreign exchange effects. As of December 31, 2020, the outstanding intercompany loan was of USD 250,572 (December 31, 2019: USD 250,570).